Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 127,592,056	$ 136,969,434
Other increases	18,776,632	19,526,568
Conversion effect	30,254,687	13,729,969
Sub-Total	9,377,378	5,796,599
Additions for business combinations	2,100,677
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 127,592,056	$ 136,969,434	$ 131,172,835